19 Financial instruments (Details 2) - Liquidity Risk [member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 19,021
Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,373
Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	7,410
Derivative Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(74)
Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,254
Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,058
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	7,756
Less than 1 year [member] | Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	318
Less than 1 year [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,018
Less than 1 year [member] | Derivative Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(61)
Less than 1 year [member] | Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	423
Less than 1 year [member] | Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,058
1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,336
1 to 5 years [member] | Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,037
1 to 5 years [member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,392
1 to 5 years [member] | Derivative Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(11)
1 to 5 years [member] | Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,918
1 to 5 years [member] | Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,929
More than 5 years [Member] | Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	18
More than 5 years [Member] | Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
More than 5 years [Member] | Derivative Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(2)
More than 5 years [Member] | Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,913
More than 5 years [Member] | Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow